SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selling, general and administrative expense [Line Items]
Services and fees	$ 60,216	$ 53,220	$ 79,283
Labor cost	250,697	192,854	215,418
Depreciation of property, plant and equipment	14,153	15,920	16,034
Amortization of intangible assets	39,372	73,224	118,339
Maintenance and expenses	6,977	4,275	4,894
Taxes	160,254	97,075	104,014
Office expenses	34,968	27,314	35,956
Freight and transportation	365,455	283,808	307,958
Increase (decrease) of allowance for doubtful accounts	350	336	(293)
Others	17,682	14,856	15,872
Selling, general and administrative expenses	950,124	762,882	897,475
PwC
Selling, general and administrative expense [Line Items]
Auditor's remuneration	3,241	3,289	3,804
Auditor's remuneration for audit services	3,157	3,132	3,485
Auditor's remuneration for audit-related services	78	41	54
Auditor's remuneration for tax services		95	190
Auditor's remuneration for other services	$ 6	$ 21	$ 75